Inventories (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Inventory [Line Items]
Books and other goods	$ 781	$ 1,373
Paper and other raw materials	316	173
Less: inventory provisions for slow-moving and obsolescence	(126)	(675)
Inventories, net	$ 971	$ 871